Governmental Loans	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Governmental Loans
22.	GOVERNMENTAL LOANS

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Long-term portion

Federal AMF Loan, denominated in Canadian dollars, due March 1, 2028	$20.2	$16.6

Provincial MENDM Loan, denominated in Canadian dollars, due November 30, 2028	34.0	35.8

Federal SIF Agreement loan, denominated in Canadian dollars, due April 30, 2031	10.6	9.9

Federal SIF EAF Agreement loan, denominated in Canadian dollars, due January 1, 2030	83.1	71.3

Federal LETL loan, denominated in Canadian dollars, due November 14, 2032	35.5	-

Provincial LETL loan, denominated in Canadian dollars, due November 14, 2032	8.9	-

	$192.3	$133.6

Current portion

Federal AMF Loan, denominated in Canadian dollars	$0.3	$10.0

Provincial MENDM Loan, denominated in Canadian dollars	13.7	15.0

	$14.0	$25.0

	$206.3	$158.6

Federal Economic Development Agency for Southern Ontario
On November 30, 2018, the Company entered into an agreement with the Federal Economic Development Agency, through the Advanced Manufacturing Fund (“Federal AMF Loan”). The Company received a $60.0 million interest free loan as reimbursement for certain defined capital expenditures. The Company commenced equal monthly installments on April 1, 2022 to July 1, 2025 under the terms of the original agreement. On July 17, 2025, the Company amended the Federal AMF Loan agreement and will repay in amended monthly installments until March 1, 2031. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Provincial MENDM Loan, defined below.
As at December 31, 2025, the Company had applied for reimbursements of $60.0 million and recognized a benefit, net of accretion, of $6.2 million. During the year ended December 31, 2025, the Company made repayments totalling $5.2 million. Accordingly, the carrying value of the Federal AMF Loan was $20.5 million at December 31, 2025. As at December 31, 2024, the Company had applied for reimbursements of $60.0 million and recognized a benefit, net of accretion, of $5.3 million. During the nine month period ended December 31, 2024, the Company made repayments totalling $7.5 million. Accordingly, the carrying value of the Federal AMF Loan was $26.6 million at December 31, 2024.
Ministry of Energy, Northern Development and Mines
On November 30, 2018, the Company entered into an agreement with the Ministry of Energy, Northern Development and Mines (the “Provincial MENDM Loan”) under which, the Company received a $60.0 million low interest loan as reimbursement for certain defined capital expenditures.

Per the original agreement, the Company was required to repay the loan in monthly blended payments of principal and interest beginning on December 31, 2024 and ending on November 30, 2028. On August 21, 2025, the Company amended the Provincial MENDM Loan agreement and will defer payments commencing August 1, 2025 through to January 31, 2026. This facility matures May 31, 2029 and bears interest at an annual interest rate equal to the greater of 2.5% per annum; and the lenders cost of funds. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Federal AMF Loan.
As at December 31, 2025, the Company had applied for and received reimbursements of $60.0 million and recognized a benefit, net of accretion, of $2.3 million. During the year ended December 31, 2025, the Company made repayments totalling $8.7 million. Accordingly, the carrying value of the Provincial MENDM Loan was $47.7 million at December 31, 2025. As at December 31, 2024, the Company had applied for and received reimbursements of $60.0 million and recognized a benefit, net of accretion, of $7.9 million. During the year ended December 31, 2024, the Company made repayments totalling $1.2 million. Accordingly, the carrying value of the Provincial MENDM Loan was $50.8 million at December 31, 2024.
Ministry of Industry
On March 29, 2019, the Company, together with the government of Canada, entered into an agreement whereby a benefit of $30.0 million flowed to the Company; $15.0 million in the form of a grant, and $15.0 million in the form of an interest free loan; from the Ministry of Industry, Strategic Innovation Fund (the “SIF Agreement”). Under the terms of this agreement, the Company was reimbursed for certain defined capital. On March 25, 2024, the Company amended the SIF Agreement and will repay in equal annual instalments, the $15.0 million interest free loan portion of this funding beginning on April 30, 2027 and ending on April 30, 2034. The agreement is guaranteed by the Company’s subsidiary, Algoma Steel Intermediate Holdings Inc.
At December 31, 2025, the Company had applied for reimbursements of $15.0 million each under the grant and loan portions of the agreement, and recognized a benefit of $15.0 million. Additionally, at December 31, 2025, the Company had recognized a benefit, net of accretion, of $4.4 million. The carrying value of the Federal SIF Agreement was $10.6 million at December 31, 2025. At December 31, 2024, the Company had applied for reimbursements of $15.0 million each under the grant and loan portions of the agreement, and recognized a benefit of $15.0 million. Additionally, at December 31, 2024, the Company had recognized a benefit, net of accretion, of $5.1 million. The carrying value of the Federal SIF Agreement was $9.9 million at December 31, 2024.
On September 20, 2021, the Company, together with the government of Canada, entered into an agreement of which a benefit of up to $200.0 million would flow to the Company in the form of a loan from the SIF. Under the terms of the SIF agreement, the Company will be reimbursed for certain defined capital expenditures incurred to transition from blast furnace steel production to EAF steel production between March 3, 2021 and March 31, 2025. The repayment period will commence upon the earlier of the Company having access to full power from the provincial electricity grid to operate the EAF independently, or January 1, 2030. The annual repayment is further dependent on the Company’s performance in reducing its GHG emissions.
At December 31, 2025, the Company had applied for reimbursement of $200.0 million and recognized a benefit, net of accretion, in respect of this agreement of $116.9 million. Accordingly, the carrying value of the SIF EAF Agreement was $83.1 million. For the nine month period ended December 31, 2024, the Company had applied for reimbursements under the SIF loan agreement of $43.8 million and recognized a benefit, net of accretion, in respect of this agreement of $26.0 million. Accordingly, the carrying value of the SIF EAF Agreement was $71.3 million.
Canada Enterprise Emergency Funding Corporation and Ministry of Northern Economic Development and Growth
On November 14, 2025, the Company entered into agreements with Canada Enterprise Emergency Funding Corporation under the Large Enterprise Tariff Loan (the “Federal LETL”) program and the Ministry of Northern Economic Development and Growth (the “Provincial LETL”) to secure a $500 million governmental loan comprised of a $400 million loan facility from the government of Canada and a $100 million loan facility from the Province of Ontario (collectively, the “Facilities”). The Facilities will be provided proportionately for which 20% shall be secured, ranking junior to the Company’s existing first lien Revolving Credit Facility and the Notes, with the remaining 80% of the Facilities being unsecured. The Facilities include customary positive and negative covenants, including a restriction on capital distributions.
The Facilities are subject to the issuance of 6.77
million common share purchase LETL Warrants to Canada Enterprise Emergency Funding Corporation (5.42 million LETL Warrants) and His Majesty the King in Right of Ontario (
1.35
million LETL Warrants), with each LETL Warrant being exercisable for one common share of the Company at an exercise price of $
11.08
for a
ten-year
term, vesting proportionately as unsecured draws are made. The Facilities have a seven-year term, with interest at CORRA + 200 bps for three years, stepping up by 200 bps each year thereafter. The exercise price of the LETL Warrants is equivalent to the volume-weighted average trading price of the Company’s common shares on the TSX from the completion of its going-public transaction in October 2021 through November 1, 2024, which was prior to the Section 232 tariffs imposed by the U.S. The LETL Warrants represent an embedded derivative for which a derivative liability has been presented on the consolidated statements of financial position totalling $
7.5
million and a corresponding loss has been included in change in fair value of IPO and LETL Warrant liabilities in the consolidated statements of net loss. As at December 31, 2025, no LETL warrants have vested.
For the year ended December 31, 2025, the Company received $66.2 million and $16.6 million loan proceeds, net of transaction costs of $0.4 million and $0.1 million, and interest paid in kind totalling $0.2 million and $0.1 million, for the Federal LETL and Provincial LETL, respectively. The Company recognized a benefit, net of accretion, in respect of these agreements of $30.7 million and $7.7 million for the Federal LETL and Provincial LETL, respectively. Accordingly, the carrying value of the Federal LETL agreement and Provincial LETL agreement was $35.5 million and $8.9 million, respectively.
Transaction costs related to the Facilities amounted to $2.8 million. Transaction costs are presented as other long-term assets in the consolidated statements of financial position. Transaction costs are allocated proportionately based on the amount drawn down on the Facilities. At December 31, 2025, the unamortized transaction costs related to the Facilities were $2.3 million (December 31, 2024 - nil).
The Company has recognized the governmental loan claims receivable, governmental loan payable and benefit associated with these agreements because the Company has fulfilled its obligations under the respective agreements and has reasonable assurance the grant will be received.

The changes in the Company’s governmental loan facilities arising from financing activities are presented below:

	Governmental Loan Issued (Repaid) *	Governmental loan benefit recognized immediately	Accretion of governmental loan benefit	Carrying value

Federal AMF Loan

Balance at December 31, 2024	$31.7	$(26.5)	$21.2	$26.6

Movement in the period	(5.2)	(3.0)	2.1	(6.1)

Balance at December 31, 2025	$26.5	$(29.5)	$23.3	$20.5

Provincial MENDM Loan

Balance at December 31, 2024	$58.8	$(26.4)	$18.5	$50.8

Movement in the period	(8.7)	3.1	2.5	(3.1)

Balance at December 31, 2025	$50.1	$(23.3)	$21.0	$47.7

Federal SIF Loan

Balance at December 31, 2024	$15.0	$(9.2)	$4.1	$9.9

Movement in the period	-	-	0.7	0.7

Balance at December 31, 2025	$15.0	$(9.2)	$4.8	$10.6

Federal SIF EAF Loan

Balance at December 31, 2024	$183.7	$(120.3)	$7.9	$71.3

Movement in the period	16.3	(10.8)	6.3	11.8

Balance at December 31, 2025	$200.0	$(131.1)	$14.2	$83.1

Federal LETL Loan

Balance at December 31, 2024	$-	$-	$-	$-

Movement in the period	66.2	(31.0)	0.3	35.5

Balance at December 31, 2025	$66.2	$(31.0)	$0.3	$35.5

Provincial LETL Loan

Balance at December 31, 2024	$-	$-	$-	$-

Movement in the period	16.6	(7.8)	0.1	8.9

Balance at December 31, 2025	$16.6	$(7.8)	$0.1	$8.9

Total, Governmental Loans

Balance at December 31, 2024	$289.2	$(182.4)	$51.7	$158.6

Movement in the period	85.2	(49.5)	12.0	47.7

Balance at December 31, 2025	$374.4	$(231.9)	$63.7	$206.3

* Net of transaction costs and interest paid-in-kind for the Federal LETL Loan and Provincial LETL Loan.